Consolidated Balance Sheets		Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents		$ 5,976,937		$ 8,165,692		$ 1,067,228
Accounts receivable, net		178,729		244,179		585,612
Contract assets, current		97,415		133,088		447,435
Advance to suppliers		3,320,293		4,536,184		11,106
Total current assets		9,685,786		13,232,721		2,294,753
Non-current assets
Long-term investment		731,957	[1]	1,000,000	[1]
Intangible assets, net		1,283,710		1,753,805		1,613,890
Property and equipment, net		21,176		28,930		12,277
Right-of-use assets						123,881
Contract assets, non-current		2,312		3,158		15,128
Deposits						3,210
Deferred tax assets						161,000
Total non-current assets		2,039,155		2,785,893		1,929,386
TOTAL ASSETS		11,724,941		16,018,614		4,224,139
Current liabilities
Accounts payable		219,252		299,543		284,388
Accruals and other payables		379,678		518,716		367,380
Contract liabilities		833,115		1,138,202		597,116
Bank loans, current		188,051		256,915		245,625
Operating lease liabilities, current						123,881
Total current liabilities		1,620,248		2,213,583		1,618,586
Non-current liabilities
Contract liabilities, non-current		1,681		2,297		5,359
Bank loans, non-current		180,548		246,664		503,577
Total non-current liabilities		182,229		248,961		508,936
TOTAL LIABILITIES		1,802,477		2,462,544		2,127,522
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized, 20,000,000 and 23,359,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	[2]	22,942		31,343		26,808
Additional paid in capital		16,940,502		23,144,114		3,106,525
Accumulated losses		(7,148,208)		(9,765,882)		(1,118,283)
Other reserves		12,200		16,667		16,667
Accumulated other comprehensive income		95,028		129,828		64,900
Total shareholders' equity		9,922,464		13,556,070		2,096,617
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		11,724,941		16,018,614		4,224,139
Related Party [Member]
Current assets
Other current assets						429
Nonrelated Party [Member]
Current assets
Other current assets		112,412		153,578		182,943
Directors [Member]
Current liabilities
Amount due to directors		$ 152		$ 207		$ 196

[1]	On or around October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.
[2]	The share numbers and amounts are presented on a retrospective basis, see Note 9.